OTHER EXPENSE	12 Months Ended
Dec. 31, 2011
OTHER EXPENSE [Abstract]
OTHER EXPENSE

NOTE 12 - OTHER EXPENSE

Other income (expense) is summarized as follows:

	2011	2010	2009
Interest expense to related party (see Note 9)	$(1,109)	$(763)	$(514)
Interest income (expense) related to uncertain tax positions (see Note 13)	721	(602)	(452)
Interest expense and other bank charges	(816)	(667)	(588)
Amortization of deferred financing costs	(202)	-	-
Interest income	4	10	40
Foreign currency gain (loss)	616	(330)	(102)
Dividend from NAS (see Note 4)	-	153	-
Other income (expense)	67	(33)	(22)
Total other income (expense), net	$(719)	$(2,232)	$(1,638)